Supplement to Resource B Prospectus
                      Supplement dated April 30, 2012
           to Prospectus dated May 1, 2002 as supplemented

   The disclosure set forth below replaces the information found under the headings "Portfolio Fee Waivers and Expense Reimbursements" and "Portfolio
   Expenses"  found on pages 3 of the prospectus and any prior supplements.
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                    ANNUAL PORTFOLIO OPERATING EXPENSES
                      (as a percentage of net assets)
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The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2011. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.




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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
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DWS Global Income Builder VIP 	   0.37%	None		0.25%	      0.62%	  None		0.62%
- Class A Shares
DWS International VIP -		   0.79%	None		0.21%	      1.00%	  None		1.00%
 Class A Shares
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market 	   0.17%	0.25%		0.09%	      0.51%	  None		0.51%
Portfolio - Service Class 2
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Pioneer Bond VCT Portfolio  	   0.50%	None		0.36%	      0.86%	 -0.24%		0.62% (1)
- Class I Shares
Pioneer Fund VCT Portfolio  	   0.65%	None		0.08%	      0.73%	  None		0.73%
- Class I Shares
Pioneer Growth Opportunities  	   0.74%	None		0.10%	      0.84%	  None		0.84%
VCT Portfolio - Class I Shares
Pioneer Mid Cap Value  VCT 	   0.65%	None	        0.07%	      0.72%	  None		0.72%
Portfolio - Class I Shares
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The above portfolio expenses were provided by the Funds.  We have not independently verified the accuracy of the information.

1 	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the
`	extent required to reduce expenses to 0.62% of the average daily net assets attributable to Class I shares.
	This expense limitation is in effect through May 1, 2013. There can be no assurance that the adviser will
	extend the expense limitation beyond such time. While in effect, the arrangement may be terminated only
	by agreement of the adviser and the Board of Trustees.



Explanation of Examples Table

The purpose of the Examples Table is to show the various expenses you will incur directly and  indirectly by investing in the certificate.  Changes to the portfolio expenses affect the results of the expense examples in your Prospectus and any previous supplements.  Although we have chosen not to update the examples here, they still generally show how expenses and charges affect your certificate value.


You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com.